Balanced Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Investment Companies (94.1%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (37.4%)
iShares Core S&P Mid-Cap ETF	6,200	1,174
iShares Russell Mid-Cap ETF	12,400	669
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	43,402,857	74,262
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	42,214,344	71,849
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	25,335,596	75,500
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	45,564,144	146,990
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	60,675,031	73,417
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	48,197,770	72,345
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	72,651,988	72,289
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	28,927,682	93,581
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	56,191,846	90,918
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	6,490,467	18,400
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	12,281,876	28,310

Total		819,704

Fixed Income (46.5%)
iShares Core U.S. Aggregate Bond ETF	109,500	11,943
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	189,630,611	140,137
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	686,156,328	866,616

Total		1,018,696

Foreign Equity (10.2%)
iShares MSCI EAFE ETF	23,679	1,536
iShares MSCI Emerging Markets ETF	510,100	21,893
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	10,333,849	10,789
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	24,207,492	40,935
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	26,974,519	42,539
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	107,893,891	106,599

Total		224,291

Total Investment Companies (Cost: $1,958,645)		2,062,691

Short-Term Investments (5.6%)	Shares/ Par +	Value $ (000’s)
Commercial Paper (4.9%)
Apple, Inc.
0.000%, 6/27/19 144A	4,200,000	4,174
The Coca-Cola Co.
0.000%, 5/13/19 144A	2,500,000	2,492
0.000%, 6/24/19 144A	4,500,000	4,473
General Mills, Inc.
0.000%, 4/1/19 144A	6,500,000	6,498
The Home Depot, Inc.
0.000%, 4/15/19 144A	7,000,000	6,992
Marriott International, Inc.
0.000%, 4/10/19 144A	3,000,000	2,997
Mondelez International, Inc.
0.000%, 4/1/19 144A	10,600,000	10,598
0.000%, 4/11/19 144A	5,000,000	4,995
0.000%, 5/3/19 144A	2,000,000	1,995
0.000%, 5/6/19 144A	3,000,000	2,991
0.000%, 5/22/19 144A	5,500,000	5,477
Pfizer, Inc.
0.000%, 4/4/19 144A	10,000,000	9,996
Societe Generale SA
0.000%, 4/2/19 144A	7,500,000	7,498
0.000%, 5/13/19 144A	2,500,000	2,492
TWDC Holdco 613 Corp.
0.000%, 4/26/19 144A	10,000,000	9,981
Walgreens Boots Alliance, Inc.
0.000%, 4/1/19 144A	20,000,000	19,996
Walmart, Inc.
0.000%, 4/8/19 144A	5,000,000	4,997

Total		108,642

Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390%#	12,345,838	12,346

Total		12,346

US Government & Agencies (0.1%)
Federal Home Loan Bank
0.000%, 4/15/19	3,000,000	2,997

Total		2,997

Total Short-Term Investments (Cost: $123,989)		123,985

Total Investments (99.7%) (Cost: $2,082,634)@		2,186,676

Other Assets, Less Liabilities (0.3%)		5,516

Net Assets (100.0%)		2,192,192

Balanced Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $108,642 representing 5.0% of the net assets.

#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,082,634 and the net unrealized appreciation of investments based on that cost was $104,042 which is comprised of $109,796 aggregate gross unrealized appreciation and $5,754 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,062,691	$—	$—
Short-Term Investments
Money Market Funds	12,346	—	—
All Others	—	111,639	—

Total Assets:	$2,075,037	$111,639	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand